UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2021 to August 31, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2021

Voya Global Equity Dividend and Premium Opportunity Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Economy and Markets Continue to Overcome Doubts

Dear Shareholder,

Crosscurrents of hope and fear drove bouts of market volatility during the six-months covered in this report. As COVID-19 delta variant infections surged among the unvaccinated, investors began to worry that another wave of the pandemic was underway. Notwithstanding U.S. Federal Reserve Board (“Fed”) assertions that near-term inflation would prove transitory, in our view market participants worried that higher prices linked to supply-chain disruptions would persist, causing interest rates to rise and thereby dragging down the pace of economic recovery. In contrast, market sentiment was lifted by dynamic job growth; strong corporate earnings; continuing, supportive government policy; and signs of easing inflation.

Despite the uncertainty around the pandemic and economic recovery, it is our opinion that positive influences kept the financial markets on an upward trajectory over the six-months ended August 31. The ten-year U.S. Treasury yield — a widely watched bellwether for interest rates — declined, indicating that inflation concerns were abating. In our view, the Fed can control average price level swelling and successfully reduce monetary accommodation when needed, without triggering a deflationary tailspin or market panic. We continue to believe the U.S. economy is in the early middle innings of a prolonged phase of growth. Recognizing that current, high stock valuations leave a thin margin for error, we still think the supportive macro backdrop and substantial pent-up demand will propel better than expected company bottom lines and keep the bull market running.

While we believe the economy and financial markets can extend their recent strength, it’s always possible that something unforeseen will shake up expectations. Therefore, it’s important to remember that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
September 21, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

More complete information about the Fund, including the Fund’s daily New York Stock Exchange closing prices and NAV per share, is available at www.voyainvestments.com or by calling the Fund’s Shareholder Service Department at (800) 992-0180. To obtain a prospectus for any Voya mutual fund, please call your financial advisor or a fund’s Shareholder Service Department at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 2021 (UNAUDITED)

ASSETS:
Investments in securities at fair value*	$524,793,890
Short-term investments at fair value†	5,753,000
Cash	1,472,377
Cash pledged as collateral for OTC derivatives (Note 2)	1,850,000
Foreign currencies at value‡	118,600
Receivables:
Investment securities and currencies sold	2,640,405
Dividends	1,051,444
Interest	1,009
Foreign tax reclaims	427,855
Unrealized appreciation on forward foreign currency contracts	1,721,349
Prepaid expenses	123
Other assets	41,313
Total assets	539,871,365
LIABILITIES:
Payable for investment securities and currencies purchased	1,471,207
Unrealized depreciation on forward foreign currency contracts	33,063
Payable for investment management fees	374,341
Payable to trustees under the deferred compensation plan (Note 6)	41,313
Payable for trustee fees	2,792
Other accrued expenses and liabilities	322,889
Written options, at fair valueˆ	3,025,250
Total liabilities	5,270,855
NET ASSETS	$534,600,510
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$547,130,084
Total distributable loss	(12,529,574)
NET ASSETS	$534,600,510

* Cost of investments in securities	$440,700,272
† Cost of short-term investments	$5,753,000
‡ Cost of foreign currencies	$120,987
ˆ Premiums received on written options	$3,708,147

Net assets	$534,600,510
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	80,730,334
Net asset value	$6.62

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,153,685
Interest	72
Total investment income	9,153,757
EXPENSES:
Investment management fees	2,392,942
Transfer agent fees	14,409
Shareholder reporting expense	152,405
Professional fees	36,408
Custody and accounting expense	57,475
Trustee fees	11,169
Tender offer costs (Note 7)	334,000
Miscellaneous expense	64,497
Total expenses	3,063,305
Waived and reimbursed fees	(28,911)
Net expenses	3,034,394
Net investment income	6,119,363
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	47,965,259
Forward foreign currency contracts	1,221,767
Foreign currency related transactions	90,070
Written options	(16,875,815)
Net realized gain	32,401,281
Net change in unrealized appreciation (depreciation) on:
Investments	34,014,360
Forward foreign currency contracts	245,862
Foreign currency related transactions	(10,052)
Written options	1,466,649
Net change in unrealized appreciation (depreciation)	35,716,819
Net realized and unrealized gain	68,118,100
Increase in net assets resulting from operations	$74,237,463

* Foreign taxes withheld	$60,303

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
FROM OPERATIONS:
Net investment income	$6,119,363	$11,272,799
Net realized gain (loss)	32,401,281	(58,222,201)
Net change in unrealized appreciation (depreciation)	35,716,819	66,972,676
Increase in net assets resulting from operations	74,237,463	20,023,274
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	(6,119,364)	(6,146,984)
Return of capital	(14,965,500)	(40,125,246)
Total distributions	(21,084,864)	(46,272,230)
FROM CAPITAL SHARE TRANSACTIONS:
Cost of shares repurchased	—	(10,550,672)
Cost of shares repurchased in tender offer (Note 7)	(89,610,674)	—
Net decrease in net assets resulting from capital share transactions	(89,610,674)	(10,550,672)
Net decrease in net assets	(36,458,075)	(36,799,628)
NET ASSETS:
Beginning of year or period	571,058,585	607,858,213
End of year or period	$534,600,510	$571,058,585

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance														Ratios and Supplemental Data
		Income (loss) from investment operations				Less distributions									Ratios to average net assets

	Net asset value, beginning of year or period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Accretion to net asset value due to tender offer(5)	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period 000’s	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3),(4)	Net investment income (loss)(3),(4)	Portfolio turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)
08-31-21+	6.01	0.07	•	0.76	0.83	0.07	—	0.17	0.24	0.02	6.62	6.22	14.68	18.39	534,601	1.09	1.08	2.17	32
02-28-21	6.26	0.12	•	0.11	0.23	0.06	—	0.42	0.48	—	6.01	5.47	5.65	9.44	571,059	0.97	0.97	2.01	74
02-29-20	7.02	0.18		(0.31)	(0.13)	0.18	—	0.45	0.63	—	6.26	5.50	(1.69)	(7.57)	607,858	1.01	1.00	2.52	122
02-28-19	8.03	0.14		(0.42)	(0.28)	0.17	0.11	0.45	0.73	—	7.02	6.56	(2.91)	(3.63)	681,558	1.25	1.20	1.88	39
02-28-18	8.01	0.15		0.60	0.75	0.30	—	0.43	0.73	—	8.03	7.56	10.28	14.08	779,108	1.23	1.20	1.87	33
02-28-17	7.52	0.19		1.18	1.37	0.62	—	0.26	0.88	—	8.01	7.29	20.78	26.97	777,289	1.23	1.20	2.39	31
02-29-16	9.31	0.18		(1.06)	(0.88)	0.77	—	0.14	0.91	—	7.52	6.51	(8.90)	(13.92)	733,729	1.23	1.20	2.10	29
02-28-15	10.05	0.22		(0.05)	0.17	0.91	—	—	0.91	—	9.31	8.53	2.47	3.92	908,601	1.22	1.20	2.23	31
02-28-14	9.82	0.27		0.92	1.19	0.69	—	0.27	0.96	—	10.05	9.08	13.65	9.95	979,929	1.22	1.20	2.70	48
02-28-13	10.01	0.27		0.61	0.88	0.25	—	0.82	1.07	—	9.82	9.17	10.34	7.88	958,153	1.23	1.18	2.78	75
02-29-12	11.39	0.36	•	(0.55)	(0.19)	0.26	—	0.93	1.19	—	10.01	9.56	(1.13)	(3.28)	976,685	1.24	1.14	3.45	90

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)	Please see Note 7 in the accompanying Notes to Financial Statements for additional information.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Global Equity Dividend and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market

Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,”

inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date or in the case of certain foreign dividends, when the information becomes available to the Fund.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such monthly distributions may also consist of return of capital. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently, than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a low interest rate environment, which may increase the

Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of August 31, 2021, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $1,721,349 which represents the gross payments to be received by the Fund on open forward foreign currency contracts were they to be unwound as of August 31, 2021. As of August 31, 2021, the Fund did not receive any cash collateral for its open OTC derivative transactions.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2021, the Fund had a liability position of $3,058,313 on open forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of August 31, 2021, the Fund could have been required to pay this amount in cash to its counterparties. As of August 31, 2021, the Fund had pledged $1,850,000 in cash collateral for its open OTC derivatives transactions. There were no credit events during the period ended August 31, 2021 that triggered any credit related contingent features.

H.  Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the period ended August 31, 2021, the Fund used forward foreign currency contracts to hedge its investments in non-U.S. dollar denominated equity securities in an attempt to decrease the volatility of the Fund’s NAV.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended August 31, 2021, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $8,227,972 and $84,006,945, respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts at August 31, 2021.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. The Fund purchases and sells futures contracts on various equity indices to enable the Fund to make market directional tactical decisions to enhance returns, to protect against a decline in its assets or as a substitute for the purchase or sale of equity securities. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund did not enter into any futures contracts during the period ended August 31, 2021.

I.  Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund’s option strategy seeks to reduce volatility of total returns and to supplement distributions by selling call options and the Fund may also purchase put options on equity indices.

During the period ended August 31, 2021, the Fund had an average notional amount on written equity options of $286,704,922. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2021.

J.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2021, excluding short-term securities, were $177,442,570 and $304,751,048, respectively.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 0.85% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2021, there were no preferred shares outstanding.

Effective May 24, 2021, in connection with the tender offer discussed in Note 7, the Investment Adviser has agreed to waive 0.02% of the management fee through March 1, 2023. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.00% of average daily managed assets.

With the exception of the non-recoupable management fee waiver, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows*:

August 31,
2022	2023	2024	Total
$225,343	$—	$—	$225,343

*	The Investment Adviser is voluntarily not recouping the amounts available that were waived/ reimbursed prior to May 6, 2019.

The Expense Limitation Agreement is contractual through March 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — TENDER OFFER

On February 22, 2021, the Fund announced it would purchase for cash up to 15% of its outstanding common shares (the “Tender Offer”). The Tender Offer was at a price equal to 98% of the Fund’s NAV per share as determined as of the close of the regular trading session of the NYSE on May 25, 2021. On May 25, 2021, 14, 246,530

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 7 — TENDER OFFER (continued)

shares were accepted for repurchase by the Fund in accordance with the terms of the Tender Offer. The shares were repurchased at a price of $6.29, 98% of the Fund’s NAV. The Tender Offer was oversubscribed and all tenders of shares were subject to pro ration (at a ratio of approximately 0.4756) in accordance with the terms of the Tender Offer. During the period ended August 31, 2021, the Fund incurred $334,000 of costs related to the Tender Offer.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares repurchased	Shares repurchased in tender offer	Net increase (decrease) in shares outstanding	Shares repurchased	Shares repurchased in tender offer	Net increase (decrease)
Year or period ended	#	#	#	($)	($)	($)
8/31/2021	—	(14,246,530)	(14,246,530)	—	(89,610,674)	(89,610,674)
2/28/2021	(2,100,557)	—	(2,100,557)	(10,550,672)	—	(10,550,672)

Share Repurchase Program

Effective April 1, 2021, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2022, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2020, the Fund could have purchased, over the period ended March 31, 2021, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

For the period ended August 31, 2021, the Fund had no repurchases.

For the year ended February 28, 2021, the Fund repurchased 2,100,557 shares, representing approximately 2.21% of the Fund’s outstanding shares for a net purchase price of $10,550,672 (including commissions of $52,514). Shares were repurchased at a weighted-average discount from NAV per share of 15.06% and a weighted-average price per share of $5.00.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, capital loss carryforwards, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2021. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:

Tax Year Ended December 31, 2020		Tax Year Ended December 31, 2019
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$7,453,397	$35,093,376	$16,232,123	$46,674,046

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:

	Capital Loss Carryforwards
Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
$50,866,332	$(69,958,287)	Short-term	None
	(59,171,717)	Long-term	None
	$(129,130,004)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 11 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2021, the Fund made distributions of:

Per Share Amount	Declaration Date	Payable Date	Record Date
$ 0.040	8/16/2021	9/15/2021	9/2/2021
$ 0.040	9/15/2021	10/15/2021	10/4/2021
$ 0.040	10/15/2021	11/15/2021	11/2/2021

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 97.3%
	Australia: 2.9%
35,332	ASX Ltd.	$2,261,323	0.4
377,662	Aurizon Holdings Ltd.	1,039,037	0.2
39,425	Australia & New Zealand Banking Group Ltd.	797,970	0.2
89,216	BHP Group Ltd.	2,951,858	0.6
112,421	Brambles Ltd.	993,723	0.2
75,677	Goodman Group	1,278,195	0.2
496,728	Medibank Pvt Ltd.	1,286,928	0.2
37,386	Rio Tinto Ltd.	3,041,919	0.6
40,470	Wesfarmers Ltd.	1,767,589	0.3
		15,418,542	2.9

	Canada: 4.3%
51,550	BCE, Inc.	2,688,535	0.5
29,942	Canadian Imperial Bank of Commerce — XTSE	3,444,523	0.6
18,677	Canadian Natural Resources Ltd.	618,052	0.1
356	Constellation Software, Inc./Canada	603,333	0.1
25,556	National Bank Of Canada	2,028,437	0.4
43,577	Pembina Pipeline Corp.	1,328,051	0.3
49,087	Quebecor, Inc.	1,224,792	0.2
39,611	Royal Bank of Canada	4,068,946	0.8
136,197	TELUS Corp.	3,138,150	0.6
28,281	Waste Connections, Inc.	3,654,188	0.7
		22,797,007	4.3

	China: 0.5%
827,500	BOC Hong Kong Holdings Ltd.	2,504,160	0.5

	Denmark: 0.9%
270	AP Moller — Maersk A/S — Class B	769,165	0.1
28,240	Novozymes A/S	2,282,840	0.4
83,536	Tryg A/S	2,068,380	0.4
		5,120,385	0.9

	Finland: 1.1%
34,300	Kone Oyj	2,846,222	0.6
191,728	Nordea Bank Abp	2,251,854	0.4
16,590	Orion Oyj	676,707	0.1
		5,774,783	1.1

	France: 2.0%
11,319	Air Liquide SA	2,028,842	0.4
21,778	Cie de Saint-Gobain	1,578,750	0.3
10,985	Dassault Systemes SE	627,419	0.1
11,648	Legrand S.A.	1,336,423	0.2
149,678	Orange SA	1,701,718	0.3
10,818	Schneider Electric SE	1,932,813	0.4
4,337	SEB SA	682,695	0.1
23,727	Vivendi SE	903,797	0.2
		10,792,457	2.0

	Germany: 2.6%
6,227	Deutsche Boerse AG	1,073,888	0.2
58,046	Deutsche Post AG	4,081,160	0.8
171,617	Deutsche Telekom AG	3,649,133	0.7
46,303	RWE AG	1,808,027	0.3
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Germany: (continued)
4,483		Siemens AG	$743,706	0.1
16,816		Symrise AG	2,393,083	0.5
			13,748,997	2.6

		Hong Kong: 1.3%
152,500		CK Hutchison Holdings Ltd.	1,111,742	0.2
225,500		CLP Holdings Ltd.	2,254,081	0.4
34,800		Hong Kong Exchanges and Clearing Ltd.	2,198,457	0.4
242,000		Power Assets Holdings Ltd.	1,518,798	0.3
			7,083,078	1.3

		Ireland: 1.2%
16,174		CRH PLC	856,832	0.1
32,952		Medtronic PLC	4,398,433	0.8
25,485	(1)	Smurfit Kappa PLC	1,460,643	0.3
			6,715,908	1.2

		Israel: 0.3%
187,911		Bank Leumi Le-Israel BM	1,552,374	0.3

		Italy: 1.7%
4,764		DiaSorin SpA	1,086,899	0.2
64,735		ENI S.p.A.	798,674	0.2
89,585	(1)	FinecoBank Banca Fineco SpA	1,650,339	0.3
898,222		Intesa Sanpaolo SpA	2,541,837	0.5
81,013	(2)	Poste Italiane SpA	1,098,368	0.2
222,752		Terna — Rete Elettrica Nazionale	1,761,980	0.3
			8,938,097	1.7

		Japan: 7.4%
39,100		Dai Nippon Printing Co., Ltd.	929,007	0.2
716,400		ENEOS Holdings, Inc.	2,768,828	0.5
9,700		Hoya Corp.	1,566,395	0.3
25,100		Idemitsu Kosan Co., Ltd.	601,159	0.1
58,900		Japan Tobacco, Inc.	1,142,813	0.2
20,500		Lawson, Inc.	985,973	0.2
24,900		Lixil Corp.	724,633	0.1
13,300		McDonald’s Holdings Co. Japan Ltd.	634,397	0.1
230,700		Mitsubishi UFJ Financial Group, Inc.	1,251,650	0.2
4,500		Nintendo Co., Ltd.	2,161,978	0.4
73,700		Nippon Telegraph & Telephone Corp.	1,963,574	0.4
13,200		Nissan Chemical Corp.	740,084	0.1
6,500		Nitto Denko Corp.	493,096	0.1
72,000		Osaka Gas Co., Ltd.	1,349,639	0.3
7,200		Rohm Co., Ltd.	692,186	0.1
30,500		Secom Co., Ltd.	2,312,899	0.4
97,200		Sekisui House Ltd.	1,936,536	0.4
2,600		SMC Corp.	1,663,606	0.3
266,300		SoftBank Corp.	3,563,850	0.7
14,700		Sohgo Security Services Co., Ltd.	665,933	0.1
96,300		Sumitomo Chemical Co., Ltd.	488,204	0.1
64,000		Sumitomo Mitsui Financial Group, Inc.	2,209,006	0.4
78,000		Sumitomo Mitsui Trust Holdings, Inc.	2,547,731	0.5

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Japan: (continued)
91,900	T&D Holdings, Inc.	$1,118,478	0.2
48,600	Tokyo Gas Co., Ltd.	934,227	0.2
40,400	Trend Micro, Inc.	2,213,081	0.4
8,200	Tsuruha Holdings, Inc.	1,029,563	0.2
31,400	Welcia Holdings Co. Ltd.	1,107,304	0.2
		39,795,830	7.4

	Netherlands: 0.7%
3,118	ASM International NV	1,209,760	0.2
63,558	Koninklijke Ahold Delhaize NV	2,144,282	0.4
11,312	Koninklijke Philips NV	521,292	0.1
		3,875,334	0.7

	New Zealand: 0.1%
184,792	Spark New Zealand Ltd.	634,526	0.1

	Norway: 0.1%
14,022	Yara International ASA	704,226	0.1

	Singapore: 0.2%
163,100	Singapore Exchange Ltd.	1,197,116	0.2

	Spain: 0.4%
86,526	Endesa S.A.	2,080,272	0.4

	Sweden: 0.3%
162,820	Swedish Match AB	1,504,244	0.3

	Switzerland: 1.4%
699	Geberit AG — Reg	583,739	0.1
30,022	Holcim Ltd.	1,710,700	0.3
1,643	Roche Holding AG	659,755	0.2
2,953	Sonova Holding AG — Reg	1,137,994	0.2
7,450	Zurich Insurance Group AG	3,268,997	0.6
		7,361,185	1.4

	United Kingdom: 4.2%
100,023	3i Group PLC	1,839,537	0.3
65,662	British American Tobacco PLC	2,463,210	0.5
257,133	Direct Line Insurance Group PLC	1,092,378	0.2
165,961	GlaxoSmithKline PLC	3,338,416	0.6
29,770	Hikma Pharmaceuticals PLC	1,039,117	0.2
84,072	Imperial Brands PLC	1,782,904	0.3
16,314	Janus Henderson Group PLC	707,375	0.2
6,718	London Stock Exchange Group PLC	735,918	0.1
23,775	Reckitt Benckiser Group PLC	1,815,018	0.3
194,572	Sage Group PLC/The	1,987,078	0.4
58,236	Segro PLC	1,029,271	0.2
70,046	Standard Chartered PLC	436,818	0.1
66,198	United Utilities Group PLC	962,686	0.2
1,495,326	Vodafone Group PLC	2,511,514	0.5
2,306	Willis Towers Watson PLC	508,980	0.1
		22,250,220	4.2

	United States: 63.7%
55,358	AbbVie, Inc.	6,686,139	1.2
28,049	Aflac, Inc.	1,589,817	0.3
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
20,367		Agilent Technologies, Inc.	$3,573,797	0.7
3,501		Alexandria Real Estate Equities, Inc.	722,501	0.1
17,878		Allison Transmission Holdings, Inc.	661,128	0.1
6,288		Allstate Corp.	850,641	0.2
19,442		Ally Financial, Inc.	1,028,482	0.2
86,826		Altria Group, Inc.	4,361,270	0.8
35,831		Amdocs Ltd.	2,760,062	0.5
26,512		American Homes 4 Rent	1,111,913	0.2
4,743		American Tower Corp.	1,385,762	0.3
20,679		American Water Works Co., Inc.	3,768,748	0.7
4,592		Ameriprise Financial, Inc.	1,253,203	0.2
3,743		Ametek, Inc.	508,936	0.1
16,578		Amgen, Inc.	3,738,836	0.7
273,481		Antero Midstream Corp.	2,628,152	0.5
3,644		Anthem, Inc.	1,366,974	0.3
8,108		AO Smith Corp.	589,614	0.1
13,022		Aptargroup, Inc.	1,755,366	0.3
22,700		Avnet, Inc.	918,442	0.2
5,868		Bank of Hawaii Corp.	491,797	0.1
44,095		Bank OZK	1,870,951	0.3
12,091		Becton Dickinson & Co.	3,043,305	0.6
5,413		Blackrock, Inc.	5,106,029	1.0
41,933		Blackstone, Inc.	5,272,236	1.0
31,902		Booz Allen Hamilton Holding Corp.	2,613,093	0.5
77,593		Bristol-Myers Squibb Co.	5,187,868	1.0
11,942		Brookfield Renewable Corp.	523,341	0.1
4,764		Carlisle Cos., Inc.	1,003,965	0.2
2,872		Chemed Corp.	1,369,082	0.3
10,577		Chevron Corp.	1,023,536	0.2
10,275		Church & Dwight Co., Inc.	859,606	0.2
3,262		Cigna Corp.	690,402	0.1
126,869		Cisco Systems, Inc.	7,487,808	1.4
24,972		Citigroup, Inc.	1,795,737	0.3
47,346		Colgate-Palmolive Co.	3,690,621	0.7
26,982		Commerce Bancshares, Inc.	1,908,167	0.4
32,925		ConocoPhillips	1,828,325	0.3
22,068		Coresite Realty Corp.	3,274,229	0.6
49,405		Corporate Office Properties Trust SBI MD	1,392,233	0.3
2,526		Deere & Co.	954,904	0.2
11,788		Dollar General Corp.	2,627,663	0.5
7,406	(1)	DT Midstream, Inc.	344,157	0.1
14,813		DTE Energy Co.	1,782,596	0.3
14,723		Duke Energy Corp.	1,540,909	0.3
19,004		Duke Realty Corp.	997,900	0.2
21,212		Electronic Arts, Inc.	3,080,195	0.6
6,103		Emerson Electric Co.	643,866	0.1
25,501		Entergy Corp.	2,820,666	0.5
2,504		Equinix, Inc.	2,111,999	0.4
338,020		Equitrans Midstream Corp.	2,950,915	0.6
4,764		Everest Re Group Ltd.	1,261,984	0.2
48,815		Evergy, Inc.	3,341,387	0.6
13,999		Exelon Corp.	686,231	0.1
6,078		FedEx Corp.	1,614,864	0.3
26,083		First American Financial Corp.	1,839,634	0.3

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
16,434	First Industrial Realty Trust, Inc.	$920,140	0.2
95,450	Flowers Foods, Inc.	2,303,208	0.4
11,596	FMC Corp.	1,085,733	0.2
33,946	Gaming and Leisure Properties, Inc.	1,673,538	0.3
11,851	Garmin Ltd.	2,067,170	0.4
48,789	General Mills, Inc.	2,820,492	0.5
11,054	Genpact Ltd.	573,482	0.1
74,184	Gentex Corp.	2,284,867	0.4
63,977	Gilead Sciences, Inc.	4,656,246	0.9
72,365	GrafTech International Ltd.	801,081	0.1
13,644	Hanover Insurance Group, Inc.	1,928,034	0.4
16,445	Hershey Co.	2,922,276	0.5
10,860	Honeywell International, Inc.	2,518,543	0.5
1,505	Humana, Inc.	610,157	0.1
49,181	International Paper Co.	2,955,286	0.6
6,527	Intuit, Inc.	3,695,000	0.7
49,616	Invitation Homes, Inc.	2,043,187	0.4
56,407	Johnson & Johnson	9,765,744	1.8
34,442	Johnson Controls International plc	2,576,262	0.5
32,034	JPMorgan Chase & Co.	5,123,838	1.0
17,357	Kimberly-Clark Corp.	2,391,968	0.4
113,718	Kinder Morgan, Inc.	1,850,192	0.3
53,169	Knight-Swift Transportation Holdings, Inc.	2,761,066	0.5
14,607	Kroger Co.	672,360	0.1
40,253	Lazard Ltd.	1,907,992	0.4
12,532	Leidos Holdings, Inc.	1,229,515	0.2
13,729	Life Storage, Inc.	1,708,437	0.3
5,118	LPL Financial Holdings, Inc.	756,696	0.1
4,413	MarketAxess Holdings, Inc.	2,100,235	0.4
34,493	Masco Corp.	2,094,415	0.4
4,839	McDonald’s Corp.	1,149,069	0.2
14,485	McKesson Corp.	2,956,968	0.6
80,527	Merck & Co., Inc.	6,143,405	1.1
11,350	Microsoft Corp.	3,426,338	0.6
25,524	Mondelez International, Inc.	1,584,275	0.3
9,035	MSC Industrial Direct Co.	760,837	0.1
5,600	MSCI, Inc. — Class A	3,553,648	0.7
21,159	Nasdaq, Inc.	4,142,509	0.8
20,588	National Fuel Gas Co.	1,066,664	0.2
22,383	National Storage Affiliates Trust	1,281,427	0.2
2,839	NewMarket Corp.	992,883	0.2
79,599	NiSource, Inc.	1,962,115	0.4
72,474	Old Republic International Corp.	1,884,324	0.4
45,122	Omega Healthcare Investors, Inc.	1,512,941	0.3
19,935	Packaging Corp. of America	3,024,140	0.6
29,962	PepsiCo, Inc.	4,685,757	0.9
169,062	Pfizer, Inc.	7,788,686	1.5
46,298	Philip Morris International, Inc.	4,768,694	0.9
26,504	Phillips 66	1,884,169	0.4
10,335	Pinnacle West Capital Corp.	794,762	0.1
40,209	Procter & Gamble Co.	5,725,360	1.1
33,756	Progressive Corp.	3,252,053	0.6
Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
13,572	Prosperity Bancshares, Inc.	$948,411	0.2
30,804	Public Service Enterprise Group, Inc.	1,969,608	0.4
16,828	Qualcomm, Inc.	2,468,499	0.5
3,871	Regal Beloit Corp.	578,405	0.1
36,466	Regions Financial Corp.	745,000	0.1
30,206	Republic Services, Inc.	3,749,471	0.7
4,415	Rockwell Automation, Inc.	1,436,862	0.3
6,829	Roper Technologies, Inc.	3,300,319	0.6
24,448	Royal Gold, Inc.	2,721,796	0.5
11,823	Ryder System, Inc.	939,810	0.2
7,694	S&P Global, Inc.	3,414,751	0.6
47,496	Service Corp. International	2,980,849	0.6
30,390	Silgan Holdings, Inc.	1,289,448	0.2
10,853	Stifel Financial Corp.	749,942	0.1
10,136	Sun Communities, Inc.	2,042,303	0.4
91,714	Switch, Inc.	2,275,424	0.4
27,214	Synchrony Financial	1,353,897	0.3
9,118	SYNNEX Corp.	1,158,624	0.2
20,176	T. Rowe Price Group, Inc.	4,516,801	0.8
21,994	Target Corp.	5,432,078	1.0
27,787	Texas Instruments, Inc.	5,304,816	1.0
5,517	Thermo Fisher Scientific, Inc.	3,061,659	0.6
33,193	Tradeweb Markets, Inc.	2,888,123	0.5
12,159	UMB Financial Corp.	1,113,521	0.2
96,298	Umpqua Holdings Corp.	1,874,922	0.3
6,003	United Parcel Service, Inc. — Class B	1,174,367	0.2
2,819	UnitedHealth Group, Inc.	1,173,465	0.2
33,049	US Bancorp	1,896,682	0.4
121,387	Verizon Communications, Inc.	6,676,285	1.2
29,006	Washington Federal, Inc.	965,900	0.2
26,124	Waste Management, Inc.	4,052,094	0.8
38,256	Wells Fargo & Co.	1,748,299	0.3
33,866	Werner Enterprises, Inc.	1,597,121	0.3
13,369	Weyerhaeuser Co.	481,284	0.1
136,821	Williams Cos., Inc.	3,378,110	0.6
22,197	World Fuel Services Corp.	718,295	0.1
15,162	Zoetis, Inc.	3,101,539	0.6
		340,708,948	63.7
	Total Common Stock (Cost $436,464,997)	520,557,689	97.3

EXCHANGE-TRADED FUNDS: 0.8%
26,672	iShares MSCI EAFE Value Index ETF	1,385,877	0.3
17,477	iShares Russell 1000 Value ETF	2,850,324	0.5
	Total Exchange-Traded Funds (Cost $4,235,275)	4,236,201	0.8
	Total Long-Term Investments (Cost $440,700,272)	524,793,890	98.1

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2021 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
5,753,000	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $5,753,000)	$5,753,000	1.1
		Total Short-Term Investments (Cost $5,753,000)	5,753,000	1.1
		Total Investments in Securities (Cost $446,453,272)	$530,546,890	99.2
		Assets in Excess of Other Liabilities	4,053,620	0.8
		Net Assets	$534,600,510	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of August 31, 2021.
Sector Diversification	Percentage of Net Assets
Financials	22.2%
Health Care	14.8
Industrials	12.2
Consumer Staples	9.5
Information Technology	7.0
Communication Services	6.3
Utilities	6.2
Materials	6.2
Real Estate	4.7
Energy	4.2
Consumer Discretionary	4.0
Exchange-Traded Funds	0.8
Short-Term Investments	1.1
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$15,418,542	$—	$15,418,542
Canada	22,797,007	—	—	22,797,007
China	—	2,504,160	—	2,504,160
Denmark	—	5,120,385	—	5,120,385
Finland	—	5,774,783	—	5,774,783
France	—	10,792,457	—	10,792,457
Germany	—	13,748,997	—	13,748,997
Hong Kong	—	7,083,078	—	7,083,078
Ireland	4,398,433	2,317,475	—	6,715,908
Israel	—	1,552,374	—	1,552,374
Italy	—	8,938,097	—	8,938,097
Japan	—	39,795,830	—	39,795,830
Netherlands	—	3,875,334	—	3,875,334
New Zealand	—	634,526	—	634,526
Norway	—	704,226	—	704,226
Singapore	—	1,197,116	—	1,197,116
Spain	—	2,080,272	—	2,080,272
Sweden	—	1,504,244	—	1,504,244
Switzerland	—	7,361,185	—	7,361,185
United Kingdom	2,308,733	19,941,487	—	22,250,220
United States	340,708,948	—	—	340,708,948
Total Common Stock	370,213,121	150,344,568	—	520,557,689
Exchange-Traded Funds	4,236,201	—	—	4,236,201
Short-Term Investments	5,753,000	—	—	5,753,000
Total Investments, at fair value	$380,202,322	$150,344,568	$—	$530,546,890

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$1,721,349	$—	$1,721,349
Total Assets	$380,202,322	$152,065,917	$—	$532,268,239
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(33,063)	$—	$(33,063)
Written Options	—	(3,025,250)	—	(3,025,250)
Total Liabilities	$—	$(3,058,313)	$—	$(3,058,313)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At August 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,960,603	JPY	2,199,300,000	Barclays Bank PLC	09/17/21	$(33,061)
USD	3,551,095	CHF	3,200,000	Morgan Stanley & Co. International PLC	09/17/21	55,297
USD	8,044,412	AUD	10,500,000	Morgan Stanley & Co. International PLC	09/17/21	362,403
USD	22,368,402	EUR	18,400,000	State Street Bank and Trust Co.	09/17/21	635,688
USD	10,579,538	GBP	7,500,000	State Street Bank and Trust Co.	09/17/21	267,709
USD	9,832,120	CAD	11,900,000	State Street Bank and Trust Co.	09/17/21	400,252
GBP	2,453	USD	3,374	The Bank of New York Mellon	09/02/21	(2)
						$1,688,286

At August 31, 2021, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Consumer Staples Select Sector SPDR® Fund	BNP Paribas	Call	09/10/21	USD	72.230	486,645	USD	35,164,968	$365,422	$(329,330)
EURO STOXX 50® Index	Morgan Stanley & Co. International PLC	Call	10/08/21	EUR	4,232.890	3,030	EUR	12,715,122	161,784	(176,439)
Financial Select Sector SPDR® Fund	BNP Paribas	Call	09/24/21	USD	38.970	1,687,403	USD	64,796,275	1,122,967	(643,969)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	10/08/21	GBP	7,219.490	4,449	GBP	31,675,545	424,586	(375,509)
Health Care Select Sector SPDR® Fund	BNP Paribas	Call	09/24/21	USD	135.030	179,520	USD	24,272,899	271,434	(318,518)
Industrial Select Sector SPDR® Fund	Morgan Stanley & Co. International PLC	Call	09/10/21	USD	104.390	540,828	USD	56,521,934	986,632	(680,057)
Nikkei 225 Index	UBS AG	Call	10/08/21	JPY	27,917.550	104,283	JPY	2,929,261,500	375,322	(501,428)
									$3,708,147	$(3,025,250)
Currency Abbreviations
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— EU Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,721,349
Total Asset Derivatives		$1,721,349
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$33,063
Equity Contracts	Written options, at fair value	3,025,250
Total Liability Derivatives		$3,058,313

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2021 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$(16,875,815)	(16,875,815)
Foreign exchange contracts	1,221,767	—	1,221,767
Total	$1,221,767	$(16,875,815)	$(15,654,048)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$1,466,649	$1,466,649
Foreign exchange contracts	245,862	—	245,862
Total	$245,862	$1,466,649	$1,712,511

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2021:

	Barclays Bank PLC	BNP Paribas	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	The Bank of New York Mellon	UBS AG	Totals
Assets:
Forward foreign currency contracts	$—	$—	$417,700	$1,303,649	$—	$—	$1,721,349
Total Assets	$—	$—	$417,700	$1,303,649	$—	$—	$1,721,349
Liabilities:
Forward foreign currency contracts	$33,061	$—	$—	$—	$2	$—	$33,063
Written options	—	1,291,817	1,232,005	—	—	501,428	3,025,250
Total Liabilities	$33,061	$1,291,817	$1,232,005	$—	$2	$501,428	$3,058,313
Net OTC derivative instruments by counterparty, at fair value	$(33,061)	$(1,291,817)	$(814,305)	$1,303,649	$(2)	$(501,428)	$(1,336,964)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$1,200,000	$650,000	$—	$—	$—	$1,850,000
Net Exposure(1)	$(33,061)	$(91,817)	$(164,305)	$1,303,649	$(2)	$(501,428)	$513,036

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2021 (Unaudited) (continued)

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $439,362,534.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$97,654,028
Gross Unrealized Depreciation	(7,670,001)
Net Unrealized Appreciation	$89,984,027

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1	At this meeting, a proposal was submitted to elect three members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class I Trustees, for a term of three-years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Global Equity Dividend and Premium Opportunity Fund was held virtually on June 18, 2021.

		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class I Trustees	Voya Global Equity Dividend and Premium Opportunity Fund
	Colleen D. Baldwin	1*	67,013,883.541	13,964,791.051	0.000	0.000	80,978,674.592
	Joseph E. Obermeyer	1*	66,989,104.541	13,989,570.051	0.000	0.000	80,978,674.592
	Christopher P. Sullivan	1*	74,203,264.541	6,775,410.051	0.000	0.000	80,978,674.592

*	Proposal Passed

After the June 18, 2021 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: John D. Boyer, Patricia W. Chadwick, Sheryl K. Pressler and Dina Santoro.

ADDITIONAL INFORMATION (Unaudited)

The following information is a summary of certain changes, if any, since February 28, 2021. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund may lend portfolio securities in an amount equal to up to 33 1/3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The Fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.

The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.

Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the sub-advisers to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) (“Managed Distribution Policy”). The Fund may in the future adopt a Managed Distribution Policy.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing

ADDITIONAL INFORMATION (Unaudited) (continued)

market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Key Financial Dates — Calendar 2021 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
15-January-21	1-February-21	2-February-21	16-February-21
16-February-21	1-March-21	2-March-21	15-March-21
15-March-21	1-April-21	5-April-21	15-April-21
15-April-21	3-May-21	4-May-21	17-May-21
17-May-21	1-June-21	2-June-21	15-June-21
15-June-21	1-July-21	2-July-21	15-July-21
15-July-21	2-August-21	3-August-21	16-August-21
16-August-21	1-September-21	2-September-21	15-September-21
15-September-21	1-October-21	4-October-21	15-October-21
15-October-21	1-November-21	2-November-21	15-November-21
15-November-21	1-December-21	2-December-21	15-December-21
15-December-21	30-December-21	31-December-21	18-January-22

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGD).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

ADDITIONAL INFORMATION (Unaudited) (continued)

Number of Shareholders

The number of record holders of common stock as of August 31, 2021, was 74, which does not include approximately 27,405 beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 16, 2021 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

Computershare, Inc.

480 Washington Boulevard

Jersey City, New Jersey 07310-1900

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163319 (0821-102121)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2021
April 1-30, 2021
May 1-31, 2021*	14,246,530	$6.29	14,246,530	0
June 1-30, 2021
July 1-31, 2021
Total	14,246,530		14,246,530

* On February 22, 2021, the Registrant announced it would purchase for cash up to 15% of its outstanding common shares (the “Tender Offer”). The Tender Offer was at a price equal to 98% of the Fund’s NAV per share as determined as of the close of the regular trading session of the NYSE on May 25, 2021.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 4, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 4, 2021